[AIG LETTERHEAD]

VIA EDGAR TRANSMISSION

October 18, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  FS Variable Separate Account ("Registrant")
     The United States Life Insurance Company in the City of New York ("Depositor")
     Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-08810)
     (Central Index Key 0000931344)


FILE NUMBER                  PRODUCT NAME
-----------                  ------------
333-178843                   Polaris Platinum O-Series


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statement, the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6307.


Very truly yours,

/s/ Lucia Williams

Lucia Williams
Director, Legal Services